INCOME TAXES - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Theoretical income tax (expense) benefit at French statutory tax rate	€ 4,682	€ 5,133	€ 524
Income of foreign subsidiaries taxed at different tax rates	(546)	(546)	(174)
Effect of net operating loss carry-forwards and valuation allowances	(4,431)	(4,439)	(643)
Permanent differences	(282)	(263)	(99)
Effect of cancellation of intra-group positions	267	(476)	(366)
French business tax included in income tax (CVAE)	(40)	(74)	(99)
Other	62	20	20
Effective income tax (expense) benefit	€ (289)	€ (644)	€ (837)